Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	As of December 31, 2022 and 2021, the Company’s net deferred tax assets are as follows:
Deferred tax asset:	2022	2021
Federal net operating loss	$—	$3,000
Start-up costs	251,777	—
Total deferred tax asset	251,777	3,000
Valuation allowance	(251,777)	(3,000)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	For the year ending December 31, 2022	For the year ending December 31, 2021
Federal:
Current	$221,665	$—
Deferred	(248,777)	(3,000)
State:
Current	—	—
Deferred	—	—
Change in Valuation allowance	248,777	3,000
Income tax provision	$221,665	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	For the year December 31, 2022	For the period from February 18, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Transaction costs	(15.9)%	—%
Change in valuation allowance	(47.1)%	(21.0)%
Income tax provision	(41.9)%	0.0%